LEASES - Maturities of the operating lease liabilities (Details) ¥ in Thousands	Aug. 31, 2020 CNY (¥)
Fiscal year ending
August 2021	¥ 211,907
August 2022	205,739
August 2023	179,975
August 2024	178,055
August 2025	166,317
August 2026 and thereafter	1,857,135
Total future undiscounted lease payments	2,799,128
Less : imputed interest	786,502
Total present value of operating lease liabilities	¥ 2,012,626